UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    40 North Industries LLC
Address: 9 West 57th Street, 30th Floor
         New York, New York  10019

13F File Number:  028-14260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Owens
Title:     Chief Financial Officer
Phone:     212-821-1617

Signature, Place, and Date of Signing:

 /s/  Michael Owens     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $1,517,189 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN RLTY CAP TR INC       COM              02917L101    42637  3691500 SH       SOLE                  3691500        0        0
APPLE INC                      COM              037833100    30743    57675 SH       SOLE                    57675        0        0
APPLE INC                      COM              037833100    35975    67600 SH  CALL SOLE                    67600        0        0
BEAM INC                       COM              073730103    23031   377000 SH       SOLE                   377000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     6648   400000 SH       SOLE                   400000        0        0
CIGNA CORPORATION              COM              125509109    26195   490000 SH       SOLE                   490000        0        0
CNH GLOBAL N V                 SHS NEW          N20935206    11805   293000 SH       SOLE                   293000        0        0
COMPUWARE CORP                 COM              205638109    22392  2060000 SH       SOLE                  2060000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    13301   375000 SH       SOLE                   375000        0        0
DEAN FOODS CO NEW              COM              242370104    14925   904000 SH       SOLE                   904000        0        0
DOLE FOOD CO INC NEW           COM              256603101    26955  2350000 SH       SOLE                  2350000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    20361  2275000 SH       SOLE                  2275000        0        0
GENCORP INC                    COM              368682100    10861  1187000 SH       SOLE                  1187000        0        0
GENWORTH FINL INC              COM CL A         37247D106    11490  1530000 SH       SOLE                  1530000        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103    13741  1515000 SH       SOLE                  1515000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    20941  1287080 SH       SOLE                  1287080        0        0
HESS CORP                      COM              42809H107    19884   375450 SH       SOLE                   375450        0        0
HEWLETT PACKARD CO             COM              428236103    18739  1315000 SH       SOLE                  1315000        0        0
HILLSHIRE BRANDS CO            COM              432589109    18713   665000 SH       SOLE                   665000        0        0
ILLUMINA INC                   COM              452327109     5559   100000 SH  CALL SOLE                   100000        0        0
IRON MTN INC                   COM              462846106    27169   875000 SH       SOLE                   875000        0        0
ISHARES TR                     DJ US REAL EST   464287739    23928   370000 SH  PUT  SOLE                   370000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     7941   817000 SH       SOLE                   817000        0        0
LAMAR ADVERTISING CO           CL A             512815101    23018   594000 SH       SOLE                   594000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    37471   323000 SH       SOLE                   323000        0        0
LONE PINE RES INC              COM              54222A106     1592  1293923 SH       SOLE                  1293923        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    45862   988625 SH       SOLE                   988625        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     7306   735000 SH       SOLE                   735000        0        0
NEXEN INC                      COM              65334H102    38794  1440000 SH       SOLE                  1440000        0        0
NOVACOPPER INC                 COM              66988K102      283   156249 SH       SOLE                   156249        0        0
NOVAGOLD RES INC               COM NEW          66987E206     4228   937495 SH       SOLE                   937495        0        0
PENN NATL GAMING INC           COM              707569109    30448   620000 SH       SOLE                   620000        0        0
RAYONIER INC                   COM              754907103    32549   628000 SH       SOLE                   628000        0        0
RENTECH INC                    COM              760112102    18624  7081496 SH       SOLE                  7081496        0        0
ROCKWOOD HLDGS INC             COM              774415103    25521   516000 SH       SOLE                   516000        0        0
RYMAN HOSPITALITY PPTYS INC    COM              78377T107    30607   795821 SH       SOLE                   795821        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803    72125  2500000 SH  CALL SOLE                  2500000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   569640  4000000 SH  PUT  SOLE                  4000000        0        0
SUNCOKE ENERGY INC             COM              86722A103    29465  1890000 SH       SOLE                  1890000        0        0
TEAVANA HLDGS INC              COM              87819P102    20538  1325000 SH  PUT  SOLE                  1325000        0        0
THE ADT CORPORATION            COM              00101J106    30790   662300 SH       SOLE                   662300        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    13748   470000 SH       SOLE                   470000        0        0
YAHOO INC                      COM              984332106    30646  1540000 SH       SOLE                  1540000        0        0
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